Exhibit 99.1

Independent Accountants’ Agreed‑Upon Procedures Report

Tesla Finance LLC (the “Company”)
Deutsche Bank Securities Inc. (the “Structuring Agent”)
(together, the “Specified Parties”)

Re: Tesla Sustainable Energy Trust 2024-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “2024.10.04 TESLA Energy Loan Datatape_v3.xlsx” provided by the Structuring Agent on October 11, 2024, on behalf of the Company, containing information on 22,952 residential solar and battery loans (the “Solar and Storage Loans”) as of October 4, 2024 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Tesla Sustainable Energy Trust 2024-1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•
The term “Retail Installment Contracts” means the solar and storage power service agreement provided by the Company for each Selected Loan (defined below). The Retail Installment Contracts were represented by the Company to be electronic copies of the original Retail Installment Contracts. We make no representation regarding the validity or accuracy of these contracts or the execution of the Retail Installment Contracts by the borrowers.

•
The term “Initial Data File” means an electronic data file entitled “2024.07.31 TESLA Energy Loan Datatape.xlsx” provided by the Company on August 28, 2024, containing information on 23,257 residential Solar and Storage Loans as of July 31, 2024.

•
The term “Servicing Data and System Screenshots” means three electronic data files entitled (i) “Tesla Energy 2024-1_SQL Query Screenshot_Module_v1.pdf” provided by the Company on September 6, 2024, (ii) “Tesla Energy 2024-1_SQL Query Screenshot_Module_v1_Sub Sample.pdf” and (iii) “Tesla Energy 2024-1_SQL Query Screenshot_v1 (Sub Sample).pdf” provided by the Company on October 16, 2024, containing information on permission to operate (PTO) date, remaining loan balance, first payment date, current maturity date, FICO scores, current days past due, and module type for the Selected Loans.

•
The term “Mapping Key” means an electronic data file entitled “Tesla_2024-1_KPMG_Second_Sample_Reference_Key.xlsx” provided by the Company on October 16, 2024, containing mapping information between the “Job ID” in the Servicing Data and System Screenshots and the “Reference Number” in the Data File.

•	The term “Module Type Confirmation” means electronic mail correspondence provided by the Company on September 6, 2024, containing information on module type for Selected Loan #147.

•
The term “Down Payment Screenshot” means an electronic data file entitled “4308***_Down Payment_Screenshot.pdf” provided by the Company on September 6, 2024, containing information on down payment for Selected Loan #69.

•	The term “Source Documents” means the Retail Installment Contracts, Initial Data File, Servicing Data and System Screenshots, Mapping Key, Module Type Confirmation, and Down Payment Screenshot.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology as described in Exhibit A.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform, and the associated findings are as follows:

A.
We randomly selected a sample of (i) 147 Solar and Storage Loans from the Initial Data File and (ii) 3 Solar and Storage Loans from the Data File (together, the “Selected Loans”). A listing of the Selected Loans is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Solar and Storage Loans we were instructed to randomly select from the Initial Data File and the Data File.

B.
For each Selected Loan, we compared or recomputed the specified attributes in the Data File listed in the Attributes column below to or using the corresponding information included in the Source Documents listed in the Provided Information column, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

2

Attribute	Provided Information

Reference Number	Retail Installment Contracts

State	Retail Installment Contracts

Zip Code	Retail Installment Contracts

PTO Date	Servicing Data and System Screenshots, Mapping Key

Installer	Retail Installment Contracts

Original Term	Retail Installment Contracts

Original Loan Balance	Retail Installment Contracts

Remaining Loan Balance	Servicing Data and System Screenshots, Mapping Key

APR Rate	Retail Installment Contracts

Contract Monthly Payment Amount	Retail Installment Contracts

First Payment Date	Servicing Data and System Screenshots, Mapping Key

Current Maturity Date	Servicing Data and System Screenshots, Mapping Key

Primary Applicant FICO	Servicing Data and System Screenshots, Mapping Key

Current Monthly Payment	Retail Installment Contracts

Current Days Past Due	Servicing Data and System Screenshots, Mapping Key

Module	Servicing Data and System Screenshots, Mapping Key, Module Type Confirmation

Down Payment	Retail Installment Contracts, Down Payment Screenshot

ITC Prepay Re-Amort Eligible (1 = Yes)	Retail Installment Contracts, Instructions

We found such information to be in agreement except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Solar and Storage Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

3

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Solar and Storage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Solar and Storage Loans being securitized, (iii) the compliance of the originator of the Solar and Storage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Solar and Storage Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
October 18, 2024

4

Exhibit A

Instructions

Attribute	Instructions

ITC Prepay Re-Amort Eligible (1 = Yes)
For Selected Loans for which a payment schedule is provided in the Retail Installment Contracts, consider the attribute to be 1.
Consider the attribute to be 0 if no payment schedule is provided in the Retail Installment Contracts.

A-1

Exhibit B

The Selected Loans

Selected Loan Number	Contract ID	Selected Loan Number	Contract ID	Selected Loan Number	Contract ID
1	1012***	41	3038***	81	5049***
2	1246***	42	3062***	82	5082***
3	1261***	43	3079***	83	5138***
4	1315***	44	3082***	84	5239***
5	1370***	45	3085***	85	5269***
6	1459***	46	3092***	86	5302***
7	1465***	47	3134***	87	5343***
8	1492***	48	3161***	88	5375***
9	1495***	49	3367***	89	5477***
10	1495***	50	3446***	90	5484***
11	1580***	51	3453***	91	5558***
12	1705***	52	3570***	92	5561***
13	1731***	53	3577***	93	5596***
14	1856***	54	3606***	94	5618***
15	1869***	55	3672***	95	5742***
16	1881***	56	3731***	96	5805***
17	2097***	57	3929***	97	5968***
18	2177***	58	3943***	98	5968***
19	2285***	59	3961***	99	5976***
20	2297***	60	4106***	100	6078***
21	2410***	61	4149***	101	6095***
22	2431***	62	4160***	102	6110***
23	2456***	63	4172***	103	6119***
24	2472***	64	4197***	104	6120***
25	2486***	65	4206***	105	6130***
26	2493***	66	4218***	106	6135***
27	2512***	67	4253***	107	6183***
28	2524***	68	4273***	108	6249***
29	2566***	69	4308***	109	6252***
30	2602***	70	4433***	110	6287***
31	2655***	71	4512***	111	6299***
32	2657***	72	4517***	112	6300***
33	2686***	73	4567***	113	6319***
34	2690***	74	4681***	114	6378***
35	2770***	75	4825***	115	6387***
36	2782***	76	4828***	116	6501***
37	2962***	77	4835***	117	6554***
38	2990***	78	4840***	118	6618***
39	3020***	79	4875***	119	6638***
40	3034***	80	5016***	120	6651***

B-1

Exhibit B

The Selected Loans

Selected Loan Number	Contract ID	Selected Loan Number	Contract ID	Selected Loan Number	Contract ID
121	6701***	131	7320***	141	7620***
122	6802***	132	7321***	142	7631***
123	6866***	133	7381***	143	7785***
124	6992***	134	7392***	144	7947***
125	7054***	135	7441***	145	7951***
126	7144***	136	7449***	146	8014***
127	7183***	137	7472***	147	8045***
128	7199***	138	7529***	148	8056***
129	7290***	139	7537***	149	8058***
130	7298***	140	7611***	150	8144***

B-2

Exhibit C

Exceptions

Selected Loan Number	Contract ID	Attribute	Per Data File	Per Provided Information
19	2285***	ITC Prepay Re-Amort Eligible (1 = Yes)	1	0
26	2493***	ITC Prepay Re-Amort Eligible (1 = Yes)	1	0
30	2602***	ITC Prepay Re-Amort Eligible (1 = Yes)	1	0
50	3446***	ITC Prepay Re-Amort Eligible (1 = Yes)	1	0
65	4206***	ITC Prepay Re-Amort Eligible (1 = Yes)	1	0
72	4517***	ITC Prepay Re-Amort Eligible (1 = Yes)	1	0
74	4681***	ITC Prepay Re-Amort Eligible (1 = Yes)	1	0

C-1